Share Option Activities, 2014 Option Plan (Detail) - Stock Options - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options
Outstanding at beginning of period	4,677,718
Granted	0
Exercised	(13,900)
Forfeited	(178,618)
Outstanding at end of period	4,485,200	4,677,718
Vested and expected at end of period	4,485,200
Exercisable at end of period	3,575,928
Weighted-Average Exercise Price
Outstanding at beginning of period	$ 1.53
Granted	0
Exercised	1.53
Forfeited	1.57
Outstanding at end of period	1.53	$ 1.53
Vested and expected at end of period	1.53
Exercisable at end of period	$ 1.53
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	3 years 5 months 5 days	4 years 4 months 28 days
Vested and expected to vest at end of period	3 years 5 months 5 days
Exercisable at end of period	3 years 5 months 1 day
Aggregate Intrinsic Value
Outstanding at beginning of period	$ 0
Exercised	0	$ 0	$ 21,701
Forfeited	0
Outstanding at end of period	0	$ 0
Vested and expected to vest at end of period	0
Exercisable at end of period	$ 0